Operating Segments (Details) - Schedule of reporting operating segments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segments (Details) - Schedule of reporting operating segments [Line Items]
External customers	$ 4,273	$ 2,544
Total revenue, net	4,273	2,544
Total revenue		2,544
Segment income (loss)	(14,591)	(53,905)	(11,813)
Unallocated corporate expenses:
Other income	226,044
Other expense		(161,173)	(12,518)
Net income (loss) before taxes	211,453	(215,078)	(24,331)
Brokerage Segment [Member]
Operating Segments (Details) - Schedule of reporting operating segments [Line Items]
External customers	3,621	2,278
Total revenue, net	3,621
Total revenue		2,278
Segment income (loss)	(157)	383
Digital Assets Segment [Member]
Operating Segments (Details) - Schedule of reporting operating segments [Line Items]
External customers	652	266
Total revenue, net	652
Total revenue		266
Segment income (loss)	$ (14,434)	$ (54,288)	$ (11,813)